EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS
18.	EMPLOYEE BENEFIT PLANS

The Group provides defined contribution plans for its employees and executive officers in Macau, Hong Kong, the Philippines and certain other jurisdictions.

Employees

Macau

Employees employed by the Group in Macau are members of government-managed Social Security Fund Scheme (the “SSF Scheme”) operated by the Macau Government and the Group is required to pay a monthly fixed contribution to the SSF Scheme to fund the benefits.

The Group provides options for its qualifying employees in Macau to participate in voluntary defined contribution schemes (the “Macau Schemes”) operated by the Group in Macau. The Group either contributes a fixed percentage of the eligible employees’ base salaries, a fixed amount or an amount which matches the contributions of the employees up to a certain percentage of base salaries, determined by seniority, tenure and the type of plan, to the Macau Schemes. The Group’s contributions to the Macau Schemes are vested in accordance to a vesting schedule, achieving full vesting 10 years from the date of employment. The Macau Schemes were established under trust with the fund assets being held separately from those of the Group by independent trustees in Macau.

Hong Kong

Executive officers, employees employed by the Group in Hong Kong and certain employees employed by the Group in other jurisdictions are members of Mandatory Provident Fund Schemes (the “MPF Schemes”) operated by the Group in Hong Kong. The Group provides options for its qualifying employees to participate in voluntary contribution plan of the MPF Schemes. The Group is required to contribute a certain percentage of the executive officers’ and employees’ base salaries, determined by seniority, tenure and the type of plan, to the MPF Schemes, which included the Group’s mandatory portion. The excess of contributions over the Group’s mandatory portion are treated as the Group’s voluntary contribution and are vested in accordance to a vesting schedule, achieving full vesting 10 years from the date of employment. The Group’s mandatory contributions to the MPF Schemes are fully and immediately vested to the executive officers and employees once they are paid. The MPF Schemes were established under trust with the fund assets being held separately from those of the Group by independent trustees in Hong Kong.

The Philippines

Employees employed by MCP Group in the Philippines are members of government-managed Social Security System Scheme (the “SSS Scheme”) operated by the Philippine Government and MCP Group is required to pay a certain percentage of the employees’ relevant income and met the minimum mandatory requirements of the SSS Scheme to fund the benefits.

Other Jurisdictions

The Group’s subsidiaries in certain other jurisdictions operate a number of defined contribution schemes. Contributions to the defined contribution schemes applicable to each year are made at a certain percentage of the employees’ relevant income and met the minimum mandatory requirements.

The obligations of the Group with respect to the above retirement benefits schemes are to make the required contributions under the schemes.

During the years ended December 31, 2015, 2014 and 2013, the Group’s contributions into the defined contribution plans were $18,295, $14,823 and $8,522, respectively.